CASH, CASH EQUIVALENTS, RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
CASH, CASH EQUIVALENTS, RESTRICTED CASH
CASH, CASH EQUIVALENTS, RESTRICTED CASH

3. CASH, CASH EQUIVALENTS, RESTRICTED CASH

Cash, cash equivalents and restricted cash consisted of the following:

	As of December 31,
	2021	2022
	RMB	RMB

	(in thousands)
Cash and cash equivalents (i):
Cash	19,853,352	18,641,806
Cash equivalents	592,752	771,396
Restricted cash (ii):
Current	6,286,105	6,181,057
Total cash, cash equivalents and restricted cash	26,732,209	25,594,259
(i)	Cash and cash equivalents consist of cash on hand and demand deposits which have original maturities of three months or less and are readily convertible to a known amount of cash. The weighted average interest rate of cash equivalent for the years ended December 31, 2020, 2021 and 2022 are 0.97%, 0.82% and 3.57%, respectively.
(ii)	The Group’s restricted cash is mainly comprised of 1) cash received from the property buyers but not yet paid to the sellers through the Group’s online payment platform, which is placed with banks in escrow accounts; 2) security deposits for the Group’s guarantee and financing services; 3) borrowings from commercial banks for limited purpose; and 4) other miscellaneous restricted cash. The proportion for each type of restricted cash are 90.91%, 9.09%, 0%, 0% as of December 31, 2021; 77.42%, 12.39%, 10.01%, 0.18% as of December 31, 2022, respectively.